UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

 17605 Wright St., Suite 2 Omaha, NE

68130

(Address of principal executive offices)

(Zip code)

James Ash

         Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:   9/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Avatar Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013
Shares		Value

	EXCHANGE TRADED FUNDS - 84.1%
	DEBT FUNDS - 73.4%
2,603	iPath US Treasury 10-Year Bull ETN *	$ 175,390
7,953	iShares 7-10 Year Treasury Bond ETF	812,081
1,232	iShares Credit Bond ETF	132,009
2,333	iShares iBoxx $ Investment Grade Corporate Bond ETF	264,842
3,074	Market Vectors Fallen Angel High Yield Bond ETF	81,504
5,592	PowerShares Senior Loan Portfolio	138,010
2,426	ProShares Ultra 7-10 Year Treasury *	126,055
2,208	Vanguard Short-Term Bond ETF	177,457
	TOTAL DEBT FUNDS (Cost - $1,924,738)	1,907,348

	EQUITY FUNDS - 10.7%
2,869	Health Care Select Sector SPDR Fund	145,085
1,720	Vanguard Large-Cap ETF	133,008
	TOTAL EQUITY FUNDS (Cost - $273,467)	278,093

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,198,205)	2,185,441

	SHORT-TERM INVESTMENTS - 13.9%
	MONEY MARKET FUND - 13.9%
360,210	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.04% **	360,210
	TOTAL SHORT-TERM INVESTMENTS (Cost - $360,210)

	TOTAL INVESTMENTS - 98.0% (Cost - $2,558,415) (a)	$ 2,545,651
	OTHER ASSETS LESS LIABILITIES - 2.0%	51,957
	NET ASSETS - 100.0%	$ 2,597,608

*	Non-income producing security.
**	Money market fund; interest rate reflects effective yield on September 30, 2013.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,558,415
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 19,286
	Unrealized depreciation	(32,050)
	Net unrealized depreciation	$ (12,764)

Avatar Capital Preservation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013
Shares		Value

	EXCHANGE TRADED FUNDS - 76.2%
	DEBT FUNDS - 50.3%
1,697	iPath US Treasury 10-Year Bull ETN *	$ 114,344
2,767	iShares 7-10 Year Treasury Bond ETF	282,538
665	iShares Credit Bond ETF	71,255
1,477	iShares iBoxx $ Investment Grade Corporate Bond ETF	167,669
2,764	Market Vectors Fallen Angel High Yield Bond ETF	73,285
7,928	PowerShares Senior Loan Portfolio	195,663
2,030	ProShares Ultra 7-10 Year Treasury *	105,479
2,030	SPDR DB International Government Inflation-Protected Bond ETF	120,968
585	Vanguard Short-Term Bond ETF	47,016
	TOTAL DEBT FUNDS (Cost - $1,196,371)	1,178,217

	EQUITY FUNDS - 25.9%
1	Direxion Daily S&P 500 Bear 3X Shares *	37
2,287	Health Care Select Sector SPDR Fund	115,654
7,851	PowerShares S&P 500 Low Volatility Portfolio	244,951
2,296	Vanguard FTSE Europe ETF	125,155
2,492	WisomTree Japan Hedge Equity Fund	119,441
	TOTAL EQUITY FUNDS (Cost - $614,558)	605,238

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,810,929)	1,783,455

	SHORT-TERM INVESTMENTS - 22.0%
	MONEY MARKET FUND - 22.0%
515,093	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.04% **	515,093
	TOTAL SHORT-TERM INVESTMENTS (Cost - $515,093)

	TOTAL INVESTMENTS - 98.2% (Cost - $2,326,022) (a)	$ 2,298,548
	OTHER ASSETS LESS LIABILITIES - 1.8%	41,333
	NET ASSETS - 100.0%	$ 2,339,881

*	Non-income producing security.
**	Money market fund; interest rate reflects effective yield on September 30, 2013.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,326,022
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 14,267
	Unrealized depreciation	(41,741)
	Net unrealized depreciation	$ (27,474)

Avatar Global Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013
Shares		Value

	EXCHANGE TRADED FUNDS - 83.5%
	DEBT FUNDS - 14.2%
2,406	iPath US Treasury 10-Year Bull ETN *	$ 162,116
6,602	Market Vectors Fallen Angel High Yield Bond ETF	175,046
3,119	ProShares Ultra 7-10 Year Treasury *	162,063
	TOTAL DEBT FUNDS (Cost - $495,297)	499,225

	EQUITY FUNDS - 69.3%
5,225	Alerian MLP ETF	91,908
1	Direxion Daily S&P 500 Bear 3X Shares *	27
7,526	Health Care Select Sector SPDR Fund	380,590
10,470	iShares MSCI Italy Capped ETF	147,836
4,033	Vanguard FTSE Europe ETF	219,839
2,375	Vanguard Small-Cap Value ETF	214,320
5,636	Vanguard Total Stock Market ETF	493,995
6,691	Vanguard Toal World Stock ETF	371,685
2,510	WisdomTree Asia-Pacific ex-Japan Fund	166,488
7,248	WisdomTree Japan Hedged Equity Fund	347,397
	TOTAL EQUITY FUNDS (Cost - $2,420,750)	2,434,085

	TOTAL EXCHANGE TRADED FUNDS - (Cost $2,916,047)	2,933,310

	SHORT-TERM INVESTMENTS - 14.3%
	MONEY MARKET FUND - 14.3%
502,934	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.04% *	502,934
	TOTAL SHORT-TERM INVESTMENTS (Cost - $502,934)

	TOTAL INVESTMENTS - 97.8% (Cost - $3,418,981) (a)	$ 3,436,244
	OTHER ASSETS LESS LIABILITIES - 2.2%	75,008
	NET ASSETS - 100.0%	$ 3,511,252

*	Non-income producing security.
**	Money market fund; interest rate reflects effective yield on September 30, 2013.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,418,981
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 59,608
	Unrealized depreciation	(42,345)
	Net unrealized appreciation	$ 17,263

Avatar Tactical Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013
Shares		Value

	EXCHANGE TRADED FUNDS - 83.6%
	DEBT FUNDS - 63.1%
2,028	iPath US Treasury 10-Year Bull ETN *	$ 136,647
3,319	iShares 7-10 Year Treasury Bond ETF	338,903
995	iShares Credit Bond ETF	106,614
948	iShares iBoxx $ Investment Grade Corporate Bond ETF	107,617
2,483	Market Vectors Fallen Angel High Yield Bond ETF	65,834
6,302	PowerShares Senior Loan Portfolio	155,534
2,027	ProShares Ultra 7-10 Year Treasury *	105,323
1,822	SPDR DB International Government Inflation-Protected Bond ETF	108,573
2,600	Vanguard Short-Term Bond ETF	208,962
	TOTAL DEBT FUNDS (Cost - $1,347,506)	1,334,007

	EQUITY FUNDS - 20.5%
6,311	Alerian MLP ETF	111,010
1	Direxion Daily S&P 500 Bear 3X Shares *	37
2,054	Health Care Select Sector SPDR Fund	103,871
7,036	PowerShares S&P 500 Low Volatility Portfolio	219,523
	TOTAL EQUITY FUNDS (Cost - $441,129)	434,441

	TOTAL EXCHANGE TRADED FUNDS (1,788,635)	1,768,448

	SHORT-TERM INVESTMENTS - 14.5%
	MONEY MARKET FUND - 14.5%
306,345	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.04% *	306,345
	TOTAL SHORT-TERM INVESTMENTS (Cost - $306,345)

	TOTAL INVESTMENTS - 98.1% (Cost - $2,094,980) (a)	$ 2,074,793
	OTHER ASSETS LESS LIABILITIES - 1.9%	40,168
	NET ASSETS - 100.0%	$ 2,114,961

*	Non-income producing security.
**	Money market fund; interest rate reflects effective yield on September 30, 2013.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,094,980
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 11,998
	Unrealized depreciation	(32,185)
	Net unrealized depreciation	$ (20,187)

Avatar Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Avatar Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Exchange Traded Securities - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's assets carried at fair value:

Avatar Absolute Return

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 2,185,441	$ -	$ -	$ 2,185,441
Short-Term Investments	360,210	-	-	360,210
Total	$ 2,545,651	$ -	$ -	$ 2,545,651

Avatar Capital Preservation

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,783,455	$ -	$ -	$ 1,783,455
Short-Term Investments	515,093	-	-	515,093
Total	$ 2,298,548	$ -	$ -	$ 2,298,548

Avatar Global Opportunities

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 2,933,310	$ -	$ -	$ 2,933,310
Short-Term Investments	502,934	-	-	502,934
Total	$ 3,436,244	$ -	$ -	$ 3,436,244

Avatar Tactical Multi-Asset Income

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,768,448	$ -	$ -	$ 1,768,448
Short-Term Investments	306,345	-	-	306,345
Total	$ 2,074,793	$ -	$ -	$ 2,074,793
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds' policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/13

By

*/s/ Brian Curley

       Brian Curley, Treasurer

Date

11/29/13